GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                               Maxim Series Account
                                           Semi-Annual Report Form N-30D
                                                File No. 811-03249

The information required to be contained in this report for the period ending June 30, 1997, is incorporated by reference to the following previously filed semi-annual reports for the underlying funds of the above-referenced Registrant:


         Maxim Series Fund, Inc.
         File No. 811-03364
         Form N-30D
         Filed via EDGAR and accepted on September 19, 1997
         Accession No. 0000356476-97-000037


         American Century Variable Portfolios, Inc.
         File No. 811-05188
         Form N-30D
         Filed via EDGAR and accepted on August 14, 1997
         Accession No. 0000814680-97-000009